Per Share Information (Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Net income attributable to shareholders of Kyocera Corporation	¥ 103,843	¥ 109,047	¥ 115,875
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 282.62	¥ 297.24	¥ 315.85
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 282.62	¥ 297.24	¥ 315.85
Basic weighted average number of shares outstanding	367,428	366,859	366,864
Diluted weighted average number of shares outstanding	367,428	366,859	366,864